Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information
Schedule of tangible fixed assets by geographic region	The following table presents the Company’s tangible fixed assets by geographic region:

	December 31,	December 31,
	2020	2019
United States	$—	$1,823
United Kingdom	—	3,190
Total	$—	$5,013